Tradr 2X Long Triple Q Monthly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$17,144,329
TOTAL NET ASSETS — 100.0%	$17,144,329

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Invesco QQQ Trust, Series 1	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$10,209,423	$-	$140,828
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/29/25	20,721,097	-	941,096
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	1/28/26	2,589,882	-	(57,588)
TOTAL EQUITY SWAP CONTRACTS								$1,024,336

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.